Equity Method Investments - Schedule of Equity Method Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investments [Roll Forward]
Contributions	$ 0	$ 76	$ 5
CVR Refining
Equity Method Investments [Roll Forward]
Balance at beginning of period	83	6
Contributions		77
Cash Distributions	(7)	(1)
Equity income	8	1
Balance at end of period	84	83	6
CVR Refining | Enable JV
Equity Method Investments [Roll Forward]
Balance at beginning of period	6	6
Contributions		1
Cash Distributions	(2)	(1)
Equity income	2	0
Balance at end of period	6	6	6
CVR Refining | Midway JV
Equity Method Investments [Roll Forward]
Balance at beginning of period	77	0
Contributions		76
Cash Distributions	(5)	0
Equity income	6	1
Balance at end of period	$ 78	$ 77	$ 0